Right of Use Assets and Lease Liabilities (Narrative) (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) Employees	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Discounted rate of interest	8.00%
Interest expense incurred	$ 377,026	$ 229,743	$ 18,321
Depreciation expense	785,306	571,793	233,500
Rental payments	1,050,611	394,580	284,363
Payments for short-term leases	91,312	$ 236,480	$ 132,500
Remaining payments on short term leases	12,326
South Charleston Development Authority [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Forgiveness on lease liability	$ 1,300,000
Number of employees set thereafter for eligible forgiveness | Employees	200
Additional forgiveness on lease liability	$ 500,000
Number of employees thereafter eligible for additional forgiveness | Employees	100
Total amount of forgiveness on lease liability	$ 6,700,000